Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.      Suzanne E. Moran
CHAIRMAN OF THE BOARD       INVESTMENT OFFICER
Prof. Enrique R. Arzac      Hal Liebes
DIRECTOR                    SENIOR VICE PRESIDENT
Lawrence J. Fox             Michael A. Pignataro
DIRECTOR                    CHIEF FINANCIAL OFFICER,
                            VICE PRESIDENT AND
James S. Pasman, Jr.        SECRETARY
DIRECTOR                    Maxine C. Evertz
Richard J. Lindquist        ASSISTANT SECRETARY
PRESIDENT AND CHIEF
INVESTMENT OFFICER          Robert M. Rizza
                            VICE PRESIDENT AND
                            TREASURER
                            John L. Hogan
                            ASSISTANT TREASURER

            --------------------------------------------------------

INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

            --------------------------------------------------------

ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
BankBoston N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

            --------------------------------------------------------

            --------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

                 ---------------------------------------------

                               SEMI-ANNUAL REPORT
                                 June 30, 2000

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
SECOND QUARTER REPORT - 6/30/00

----------
Dear Shareholders:                                                 July 24, 2000

We are writing to report on the activities of Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended June 30, 2000 and to discuss our investment strategy.

    On June 30, 2000, the Fund's net asset value ("NAV") was $6.66, compared to an NAV of $7.04, at March 31, 2000. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.24 per share) for the period was -1.7%. For the first six months of 2000, the Fund returned -2.4%.

    At June 30, 2000, $184.0 million was invested in high yield debt securities; $19.1 million in investment-grade debt securities; $21.0 million in equity securities; and the balance of $5.0 million in cash equivalents. The investment-grade component consisted of short- and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (60.9%) was invested in B-rated issues.

THE MARKET: ONGOING MALAISE

    The overall investment climate for high yield remained poor for much of the quarter against intensified concerns of accelerated interest-rate increases, ongoing turbulence in equity markets and deteriorating liquidity. Fears surrounding the Federal Reserve's aggressiveness in slowing the U.S. economy maintained pressure across most fixed income markets, with selling especially pronounced among lower-rated debt. A volatile NASDAQ heightened worries of event risk in sectors plagued by languishing equity valuations, while a combination of little new issuance, broker/dealers' low inventories and lack of follow-through on brief rallies restrained liquidity.

    When the central bank raised the Fed Funds rate on May 16 for the sixth time since June 30, 1999, the half-point increase was widely viewed as marking the Fed's shift away from a policy of gradual tightening. Although high yield had staged a minor rebound prior to the announcement, it surrendered all of its gains afterwards.

    The average high yield issue traded 650 basis points (bps) over Treasuries by mid-June, 200 bps wider than its three-year average. This heightened risk premium partially reflected increased concerns about defaults, already running at an elevated level, in an environment of slowing growth. Additionally, the weakness in technology, media and telecommunications stocks weighed heavily on the high yield telecom sector, and investors also avoided many non-technology "Old Economy" issuers with limited financial flexibility.

    The investment environment for high yield bonds improved in June. Market participants had begun to price in a less-aggressive Fed following later reports of lower-than-expected growth in new jobs and wages for the previous month. Releases indicating economic slowing and tame consumer-price-inflation data for May further strengthened market tone. Thus, for the quarter as a whole, the high yield market rose 1.2%, as represented by the Salomon Smith Barney High-Yield Market Index (SSBHYMI).

PERFORMANCE: HURT BY SECTOR ALLOCATION

    The Fund significantly lagged the broad high yield market during the period. Although the equity-oriented component of our high yield portfolio helped returns during the first quarter, it resulted in much of the portfolio's underperformance in the second. This was due to the NASDAQ sell-off among mostly telecom and cable-related stocks (including warrants and restricted shares). Relative underweights in some of the better-performing sectors such as energy, lodging and interest-rate-sensitive industries (including utilities, banks and homebuilders) also detracted somewhat from performance.

    Our continued overweight in gaming and comparatively lower emphasis on metals/mining and non-banking financial issues, were positive contributors.

OUTLOOK: CAUTIOUS NEAR TERM, SOMEWHAT OPTIMISTIC LONGER TERM

    Looking ahead, we remain cautious about the high yield market over the short term:

    - Despite the fact that negative sentiment began to reverse in early June--indeed, June marked the first month of positive cash inflows into the high yield sector in 2000--we are not yet convinced of the rebound's longevity.

    - Sentiment regarding further interest-rate increases is still driving fund flows into and out of the high yield market, and continues to heavily impact related factors, like stock-market trading activity and dealers' bond inventories.

    - We believe that summer may prove to be a testing period for financial markets, as upcoming economic releases better reflect the effectiveness of earlier efforts by the Fed to slow the economy.

    Further out, we are more optimistic. We believe that high yield valuations remain attractive both on a historical and relative basis, and are likely to attract investors increasingly disenchanted with lower-return/higher-risk prospects for equities in the months ahead.

    The overall approach with which we have managed the Fund holds firm. Our focus remains on marginally reducing positions that entail relatively high downside risk due to company- or sector-specific factors. We are maintaining our overweights in telecommunications, cable/media and gaming, whose industry and company fundamentals remain strong. Furthermore, we are avoiding interest-rate-sensitive sectors such as homebuilders and textiles, and other industries with rising cost structures and low pricing power.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.

William W. Priest, Jr.
CHAIRMAN OF THE BOARD **

    *Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management , LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    **William W. Priest, Jr., who is a Managing Director and Chairman-Americas of Credit Suisse Asset Management, LLC ("CSAM"), joined CSAM in 1972.
Mr. Priest is Director and Chairman of other investment companies advised by CSAM.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
JUNE 30, 2000

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 6/30/00)
-----------------------------------------------------------------------

                   1.   Spanish Broadcasting System, Inc.
                          Class B............................     1.0%
                   2.   Price Communications Corp............     0.9%
                   3.   Univision Network Holding L.P. Sub.
                          Notes 7.00%, 12/17/02..............     0.9%
                   4.   Ainsworth Lumber Co., Ltd. Yankee Sr.
                          Secured Notes 12.50%, 7/15/07......     0.8%
                   5.   Dr. Pepper Bottling Holdings, Inc.
                          Class A............................     0.8%
                   6.   Capstar Broadcasting Partners, Inc.,
                          Sr. Discount Notes 0.00%, 2/1/09...     0.8%
                   7.   Telewest Communications plc, Yankee
                          Sr. Sub. Discount Debentures 0.00%,
                          10/1/07............................     0.8%
                   8.   Coinstar, Inc., Sr. Discount Notes
                          13.00%, 10/1/06....................     0.8%
                   9.   Meditrust Conv. Debentures 7.50%,
                          3/1/01.............................     0.8%
                  10.   Pagemart Nationwide, Inc. Sr.
                          Discount Notes 0.00%, 2/1/05.......     0.7%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 6/30//00)
------------------------------------------------------

AAA/Aaa...................................        3.2%
AA/Aa.....................................        1.1
A/A.......................................        0.8
BBB/Baa...................................        3.2
BB/Ba.....................................        6.6
B/B.......................................       51.1
CCC/Caa...................................       11.2
NR........................................       11.4
                                              --------
  Subtotal................................       88.6
Equities and Other........................       11.4
                                              --------
  Total...................................      100.0%
                                              ========

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

JUNE 30, 2000

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
DOMESTIC SECURITIES (95.2%)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
CORPORATE OBLIGATIONS (82.6%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.6%)
      (1)  Decrane Aircraft Holdings
            Series B, Gtd.
            12.00%, 9/30/08               Caa1      $      800   $    708,000
           Lockheed Martin Corp.
            Notes
            7.95%, 12/1/05                Baa3             195        196,219
           Raytheon Co.
            Notes
            6.45%, 8/15/02                Baa2             400        389,704
           United Technologies Corp.
            Notes
            6.625%, 11/15/04                A2             195        190,856
                                                                 ------------
                 GROUP TOTAL                                        1,484,779
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (2.7%)
           Aetna Industries, Inc.
            Sr. Notes
            11.875%, 10/1/06                B3             600        571,500
      (2)  Breed Technologies, Inc.
            Gtd. Sr. Sub. Notes
            9.25%, 4/15/08                Caa3             400          2,500
           Cambridge Industries,
            Inc.
            Series B, Gtd. Sr. Sub.
            Notes
            10.25%, 7/15/07                 B3             500        125,000
           Collins & Aikman
            Products Corp.
            Sr. Sub. Notes
            11.50%, 4/15/06                 B3             700        682,500
           DaimlerChrysler NA
            Holdings, Corp.:
            Gtd.
            7.40%, 1/20/05                  A1             250        249,375
            7.20%, 9/1/09                   A1             220        211,792
           Delco Remy
            International, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/06                 B2             500        496,250
           Diamond Triumph Auto
            Gtd.
            9.25%, 4/1/08                   B3             500        390,000
           Hayes Lemmerz
            International, Inc.:
            Series B, Gtd. Sr. Notes
            9.125%, 7/15/07                 B2             500        447,500
            8.25%, 12/15/08                 B2             750        630,000
           Motor Coach Industries
            International, Inc.
            Gtd.
            11.25%, 5/1/09                  B2           1,000        851,250
           Oxford Automotive, Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 6/15/07              Caa1           1,375      1,196,250
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (2)  Safety Components
            International, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            10.125%, 7/15/07                B3      $      500   $    100,000
           Stanadyne Automotive
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 12/15/07              Caa1             400        330,000
                                                                 ------------
                 GROUP TOTAL                                        6,283,917
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (4.8%)
   (2)(3)  Australis Holdings Pty.
            Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                 N/R           3,950            395
   (2)(6)  Australis Media Ltd.
            Yankee Units
            15.75%, 5/15/03                  C           2,412         12,060
      (3)  Capstar Broadcasting
            Partners, Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                   B2           2,000      1,835,000
      (1)  Chancellor Media Corp.
            Sr. Sub. Notes
            9.00%, 10/1/08                  B1             500        515,000
           Cumulus Media, Inc.
            Sr. Sub. Notes
            10.375%, 7/1/08                 B3             800        676,000
           EchoStar
            Communications Corp.
            Sr. Notes
            9.375%, 2/1/09                  B2             750        720,000
           Granite Broadcasting
            Corp.:
            Series A,
            Sr. Sub. Notes
            9.375%, 12/1/05                 B3             300        268,500
            8.875%, 5/15/08                 B3             900        760,500
           Pegasus Media &
            Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                  B2             250        266,250
           Salem
            Communications Corp.
            Series B, Gtd.
            9.50%, 10/1/07                  B3             600        562,500
           Sinclair Broadcast
            Group, Inc.:
            Sr. Sub. Notes
            10.00%, 9/30/05                 B2             900        846,000
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                 B2             350        306,250
           Time Warner
            Telecom, LLC
            Sr. Notes
            9.75%, 7/15/08                  B2             500        485,000
           Turner Broadcasting
            Systems, Inc.
            Sr. Notes
            7.40%, 2/1/04                  Ba1              65         63,007

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (3)  United International
            Holdings, Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 2/15/08                  B3      $    1,450   $    971,500
           Univision Network
            Holding L.P.
            Sub. Notes
            7.00%, 12/17/02                N/R           1,500      1,987,500
           Young Broadcasting, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            8.75%, 6/15/07                  B2             865        791,475
                                                                 ------------
                 GROUP TOTAL                                       11,066,937
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.5%)
           Comdisco, Inc.:
            Medium Term Notes
            7.23%, 8/16/01                Baa1              35         34,388
            Sr. Notes
            7.25%, 9/1/02                 Baa1             100         96,875
           General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                  B2             250        162,500
           Iron Mountain, Inc.
            Sr. Sub. Notes
            8.75%, 9/30/09                  B3             450        414,000
           Premier Graphics, Inc.
            Gtd.
            11.50%, 12/1/05               Caa3           1,500        375,000
                                                                 ------------
                 GROUP TOTAL                                        1,082,763
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (10.2%)
           Adelphia
            Communications Corp.
            Series B, Sr. Notes
            8.375%, 2/1/08                  B1             800        707,000
           CSC Holdings, Inc.:
            Sr. Sub. Notes
            9.875%, 5/15/06                 B1             400        409,000
            Series B,
            Sr. Sub. Debentures
            8.125%, 8/15/09                Ba2             350        340,225
            9.875%, 2/15/13                 B1             850        872,313
           Century
            Communications Corp.:
            Series B,
            0.00%, 1/15/08                 Ba3             650        263,250
            Sr. Notes
            9.75%, 2/15/02                 Ba3             500        497,500
            8.75%, 10/1/07                 Ba3             400        360,000
           Charter
            Communications Holdings:
            Sr. Notes
            8.625%, 4/1/09                  B2             500        439,375
      (1)   10.25%, 1/15/10                 B2             750        725,625
      (3)   Sr. Discount Notes
            9.92%, 4/1/11                   B2           1,000        567,500
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Classic Cable, Inc.
            Series B, Gtd.
            9.375%, 8/1/09                  B3      $      400   $    349,000
           Coaxial
            Communications, Inc.
            Gtd. Notes
            10.00%, 8/15/06                 B3           1,000        947,500
           Comcast Corp.
            Sr. Sub. Notes
            9.125%, 10/15/06               Ba3             750        785,160
      (3)  Diamond Cable
            Communications plc
            Yankee Discount Notes
            0.00%, 12/15/05               Caa1           1,500      1,425,000
      (3)  DIVA Systems Corp.
            Series B, Sr. Discount
            Notes
            0.00%, 3/1/08                  N/R           3,075      1,629,750
           James Cable Partners L.P.
            Series B, Sr. Notes
            10.75%, 8/15/04                N/R           1,550      1,488,000
           Jones Intercable, Inc.
            Sr. Notes
            7.625%, 4/15/08                Ba2           1,150      1,107,542
           Lenfest
            Communications, Inc.:
            Sr. Notes
            8.375%, 11/1/05                Ba3             500        506,720
            10.50%, 6/15/06                 B2             900        994,500
            8.25%, 2/15/08                  B2             200        198,500
           Mediacom LLC/Capital
            Corp.
            Sr. Notes
            7.875%, 2/15/11                 B2             600        525,000
           NTL Communications Corp.:
            Series B, Sr. Notes
      (3)   0.00%, 10/1/08                  B3           1,500        982,500
            11.50%, 10/1/08                 B3             600        603,000
           NTL, Inc.:
            Sr. Notes,
      (3)   Series A,
            0.00%, 4/15/05                  B3           1,000      1,022,500
            Series B,
      (3)   0.00%, 2/1/06                   B3           1,050        966,000
            10.00%, 2/15/07                 B3             500        472,500
           Northland Cable
            Television
            Sr. Sub. Notes
            10.25%, 11/15/07               N/R             500        415,000
           Olympus
            Communications, L.P./
            Olympus Capital Corp.
            Series B, Sr. Notes
            10.625%, 11/15/06               B1           1,000        990,000
      (3)  Renaissance Media Group
            Sr. Discount Notes
            0.00%, 4/15/08                  B3           1,000        680,000
           Rogers Cablesystems, Ltd.
            Gtd.
            10.00%, 12/1/07                Ba3             450        460,125

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Rogers Communications,
            Inc.
            Sr. Notes
            8.875%, 7/15/07                Ba3      $      200   $    196,000
      (3)  Telewest
            Communications plc
            Yankee Sr. Sub.
            Discount Debentures
            0.00%, 10/1/07                  B1           1,850      1,762,125
                                                                 ------------
                 GROUP TOTAL                                       23,688,210
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (2.0%)
           Applied Extrusion
            Technologies
            Series B, Sr. Notes
            11.50%, 4/1/02                  B2           1,500      1,511,250
      (1)  Huntsman, Inc.
            Sr. Sub. Notes
            9.50%, 7/1/07                   B2             400        364,000
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                 B1             900        913,500
      (2)  Laroche Industries, Inc.
            Series B, Sr. Sub. Notes
            9.50%, 9/15/07                  Ca             400         84,000
           Lyondell Chemical Co.
            Series B, Secured Notes
            9.875%, 5/1/07                 Ba3             500        493,750
           NL Industries, Inc.
            Sr. Secured Notes
            11.75%, 10/15/03                B1             250        255,000
           Sterling Chemical
            Holdings, Inc.
            Sr. Secured
            Discount Notes
            0.00%, 8/15/08                Caa1           1,000        430,000
           Sterling Chemicals, Inc.
            Sr. Sub. Notes
            11.75%, 8/15/06                 B3             334        273,880
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                N/R             350        297,500
                                                                 ------------
                 GROUP TOTAL                                        4,622,880
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.1%)
           AFC Enterprises
            Sr. Sub. Notes
            10.25%, 5/15/07                N/R             400        388,000
           American Architectural
            Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/1/07               Caa1           1,150        195,500
           Collins & Aikman Floor
            Coverings, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 1/15/07                 B3           1,000        985,000
           International Utility
            Structures, Inc.
            Yankee Sr. Sub. Notes
            10.75%, 2/1/08                Caa1             500        410,000
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

           MMI Products, Inc.
            Series B, Sr. Sub. Notes
            11.25%, 4/15/07                 B2      $      250   $    246,250
           Waxman Industries, Inc.
            Series B, Sr. Notes
            12.75%, 6/1/04                Caa1             600        270,000
                                                                 ------------
                 GROUP TOTAL                                        2,494,750
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.3%)
           Coinstar, Inc.
            Sr. Discount Notes
            13.00%, 10/1/06               Caa1           1,700      1,751,000
           Doskocil
            Manufacturing Co., Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                B3             500        174,375
           Drypers Corp.
            Series B, Sr. Notes
            10.25%, 6/15/07               Caa1             250        161,250
           Fort James Corp.
            Sr. Notes
            6.234%, 3/15/01               Baa3             155        153,594
           Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                B3             800        560,000
           Indesco International,
            Inc.
            Gtd. Sr. Sub. Notes
            9.75%, 4/15/08                  B3             600        222,000
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                 B3           1,150      1,052,250
           Packaged Ice, Inc.
            Gtd. Sr. Notes
            9.75%, 2/1/05                   B3             100         83,000
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                 B3             225        217,125
      (1)  Scotts Co.
            Sr. Sub. Notes
            8.625%, 1/15/09                 B2             300        288,000
           Sealy Mattress Co.
            Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                B3             200        193,000
           United Rentals, Inc.
            Sr. Sub. Notes
            9.25%, 1/15/09                  B1             500        450,000
                                                                 ------------
                 GROUP TOTAL                                        5,305,594
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (0.7%)
      (1)  Condor Systems, Inc.
            Gtd. Sr. Sub. Notes
            11.875%, 5/1/09                 B3             400        193,000
           Details, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 11/15/05                B3             500        470,000
           Unisys Corp.:
            Sr. Notes
            11.75%, 10/15/04                B1             225        238,500
            7.875%, 4/1/08                  B1             250        232,500

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Viasystems, Inc.:
            Sr. Sub. Notes
            9.75%, 6/1/07                   B3      $      300   $    259,500
            Series B, Sr. Sub. Notes
            9.75%, 6/1/07                   B3             150        129,750
                                                                 ------------
                 GROUP TOTAL                                        1,523,250
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (5.2%)
           Abraxas Petroleum Corp.
            Series D, Sr. Notes.
            11.50%, 11/1/04                 B2           1,085        911,400
           Bellwether
            Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                 B3           1,250      1,120,313
           Canadian Forest Oil Ltd.
            Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                  B2             450        423,000
           Cliffs Drilling Co.
            Series D,
            Gtd. Sr. Notes
            10.25%, 5/15/03                 B1           1,100      1,102,750
           Cogentrix Energy, Inc.
            Gtd. Unsecured Notes
            8.75%, 10/15/08                Ba1           1,000        956,250
           Continental Resources
            Gtd. Sr. Notes
            10.25%, 8/1/08                  B3             250        223,125
           Contour Energy Co.
            Gtd.
            14.00%, 4/15/03                 B3             651        667,275
           Dominion Resources, Inc.
            Sr. Notes
            8.125%, 6/15/10               Baa1             185        186,619
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                  B3           1,000        590,000
           Frontier Oil Corp.
            Sr. Notes
            11.75%, 11/15/09                B2             800        800,000
           Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                   B2             500        450,000
           Gothic Production Corp.
            Series B,
            Gtd. Sr. Secured Notes
            11.125%, 5/1/05                 B3             250        233,125
           H.S. Resources, Inc.:
            Gtd. Sr. Sub. Notes
            9.25%, 11/15/06                 B2             600        588,000
            Sr. Sub. Notes
            9.875%, 12/1/03                 B2             500        498,750
           Key Energy Services, Inc.
            Sr. Sub. Notes
            14.00%, 1/15/09                 B3           1,250      1,406,250
           Keyspan Gas East
            Unsub. Notes
            7.875%, 2/1/10                  A3             230        230,575
           Korea Electric Power
            Yankee
            Unsecured Debentures
            7.00%, 2/1/07                 Baa3             240        221,582
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Parker Drilling Co.
            Series D, Gtd. Sr. Notes
            9.75%, 11/15/06                 B1      $      300   $    290,250
           Phillips Petroleum Co.:
            Notes
            8.50%, 5/25/05                Baa2              35         36,225
            8.75%, 5/25/10                Baa2              55         58,230
           Plains Resources, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            10.25%, 3/15/06                 B2             375        372,188
           Southwest Royalties, Inc.
            Series B, Gtd. Sr. Notes
            10.50%, 10/15/04                B3             500        320,000
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                  B2             450        355,500
                                                                 ------------
                 GROUP TOTAL                                       12,041,407
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.7%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                 B3             425        357,000
           Bally Total
            Fitness Holdings
            Series D, Sr. Sub. Notes
            9.875%, 10/15/07                B3             350        320,250
           Booth Creek Ski
            Holdings, Inc.
            Series B, Sr. Sub. Notes
            12.50%, 3/15/07               Caa1           1,000        720,000
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                  B2             250        130,000
           KSL Recreation Group,
            Inc.
            Series B, Sr. Sub. Notes
            10.25%, 5/1/07                  B2             430        408,500
           Loews Cineplex
            Sr. Sub. Notes
            8.875%, 8/1/08                  B3             900        423,000
           Outboard Marine Corp.
            Series B, Gtd. Sr. Notes
            10.75%, 6/1/08                  B3             500        250,000
   (1)(2)  Premier Cruises, Ltd.
            Gtd. Sr. Notes
            11.00%, 3/15/08                 B3             900         27,000
           Production Resource
            Group,
            LLC/PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08               Caa2             750        153,750
           Regal Cinemas, Inc.
            Sr. Sub. Notes
            9.50%, 6/1/08                 Caa1           1,400        336,000
      (2)  Silver Cinemas, Inc.
            Sr. Sub. Notes
            10.50%, 4/15/05               Caa1           1,900        190,000
           Time Warner, Inc.:
            Debentures
            7.48%, 1/15/08                 Ba1             630        615,038

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
            Notes
            8.11%, 8/15/06                Baa3      $       60   $     61,125
                                                                 ------------
                 GROUP TOTAL                                        3,991,663
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (2.4%)
           American Tissue, Inc.
            Series B, Gtd.
            12.50%, 7/15/06                 B3             340        328,100
           Associates Corp.
            Sr. Notes
            6.25%, 11/1/08                 Aa3             400        358,700
           Bank of America Corp.
            Sub. Notes
            7.80%, 2/15/10                 Aa3             345        343,275
           CIT Group, Inc.
            Unsub. Notes
            7.375%, 3/15/03                 A1              45         44,438
           Citicorp
            Series F, Sub. Notes
            6.375%, 11/15/08                A1             140        128,502
           Conseco
            Finance Trust III
            Bonds
            8.796%, 4/1/27                 Ba2              55         23,100
           Conseco, Inc.:
            Notes
            6.40%, 2/10/03                Baa3             155        105,400
            9.00%, 10/15/06               Baa3             100         70,000
           Enron Corp.
            Notes
            7.875%, 6/15/03               Baa1              60         60,375
      (1)  ERAC USA Finance Co.
            Notes
            7.95%, 12/15/09               Baa2              50         48,625
           Finova Capital Corp.:
            Notes
            6.55%, 11/15/02               Baa1             155        136,206
            7.25%, 11/8/04                Baa1             135        118,969
           Ford Motor Credit Co.
            Notes
            7.875%, 6/15/10                 A2             430        429,406
           GE Global Insurance
            Notes
            7.50%, 6/15/10                 Aa1             355        351,894
      (1)  John Hancock Global
            Funding II
            Notes
            7.90%, 7/2/10                  Aa2             240        239,426
           Lehman Brothers
            Holdings:
            Notes
            6.625%, 4/1/04                Baa1              50         47,750
            8.25%, 6/15/07                  A3              60         60,075
           Long Island Savings
            Bank F.S.B.
            Notes
            7.00%, 6/13/02                Baa3             770        756,402
      (1)  Madison River
            Capital/Finance
            Sr Notes
            13.25%, 3/1/10                Caa1           1,250      1,125,000
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Morgan Stanley
            Dean Witter & Co.
            Notes
            7.75%, 6/15/05                 Aa3      $       95   $     95,475
      (1)  Potomac Capital
            Investment Corp.
            Notes
            7.55%, 11/19/01               Baa1             150        149,625
      (1)  US West Cap
            Funding, Inc.
            Gtd.
            6.875%, 8/15/01               Baa1             120        119,400
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                N/R           1,750        525,000
                                                                 ------------
                 GROUP TOTAL                                        5,665,143
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (2.1%)
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                  B2           1,000        725,000
           Aurora Foods, Inc.
            Series B, Sr. Sub. Notes
            9.875%, 2/15/07               Caa1             750        435,000
           Eagle Family Foods
            Series B, Gtd. Sr. Notes
            8.75%, 1/15/08                  B3             450        270,000
           Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                 B3             700        631,750
           International Home
            Foods, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                B2           1,000      1,060,000
           Kroger Co.
            Sr. Notes
            7.625%, 9/15/06               Baa3             400        391,500
           Premier International
            Foods, plc
            Sr. Notes
            12.00%, 9/1/09                  B3           1,000        895,000
           Stater Brothers
            Holdings, Inc.
            Sr. Notes
            10.75%, 8/15/06                 B2             500        440,000
                                                                 ------------
                 GROUP TOTAL                                        4,848,250
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (1.4%)
           ICN Pharmaceutical
            Sr. Notes
            8.75%, 11/15/08                Ba3             500        492,500
           Icon Health &
            Fitness, Inc.
            Gtd.
            12.00%, 9/27/05                N/R             222        144,300
           Meditrust
            Conv. Debentures
            7.50%, 3/1/01                 Baa3           2,000      1,750,000
           Oxford Health Plans
            Sr. Notes
            11.00%, 5/15/05               Caa1             590        610,650

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (2)  Paracelsus Healthcare
            Sr. Sub. Notes
            10.00%, 8/15/06                 B3      $      750   $    180,000
                                                                 ------------
                 GROUP TOTAL                                        3,177,450
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (2.1%)
           APCOA, Inc.
            Gtd. Sr. Notes
            9.25%, 3/15/08                Caa1             430        151,038
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                 B1             585        582,806
           CLARK Material
            Handling Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                B1             550         90,750
           Elgar Holdings, Corp.
            Gtd.
            9.875%, 2/1/08                  B2             200        110,000
           Haynes
            International, Inc.
            Sr. Notes
            11.625%, 9/1/04                 B3             500        350,000
      (1)  Holley Performance
            Products
            Sr. Notes
            12.25%, 9/15/07                 B2             500        360,000
           International Knife &
            Saw, Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06               B3             750        390,000
           K N Energy, Inc.
            Notes
            6.30%, 3/1/01                 Baa2             270        267,910
           Motors & Gears, Inc.
            Series D, Sr. Notes
            10.75%, 11/15/06                B3           1,400      1,347,500
           Neenah Corp.
            Series B, Sr. Sub. Notes
            11.125%, 5/1/07                 B3             250        183,750
           Park-Ohio
            Industries, Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                  B2             400        352,000
      (3)  Thermadyne
            Manufacturing, LLC /
            Thermadyne Capital Corp.
            Gtd. Sr. Sub. Notes
            0.00%, 6/1/08                   B3             975        351,000
           Thermadyne Holdings
            Corp.
            Sr. Discount Notes
            9.875%, 6/1/08                Caa1             300        230,625
                                                                 ------------
                 GROUP TOTAL                                        4,767,379
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.7%)
           Algoma Steel, Inc.
            Yankee First Mortgage
            Notes
            12.375%, 7/15/05                B1           1,000        870,000
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Bayou Steel Corp.
            First Mortgage Notes
            9.50%, 5/15/08                  B1      $      500   $    410,000
           GS Technologies
            Operating Co.
            Sr. Notes
            12.00%, 9/1/04                Caa1             525        184,406
      (2)  Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                 B1           1,050         89,250
           Kaiser Aluminum &
            Chemical Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06               B1             675        641,250
           Lodestar Holdings, Inc.
            Sr. Notes
            11.50%, 5/15/05               Caa2             800        160,000
           Metallurg, Inc.
            Series B, First Mortgage
            Gtd. Sr. Notes
            11.00%, 12/1/07                 B3             950        750,500
           National Steel Corp.
            Series D,
            First Mortgage Bonds
            9.875%, 3/1/09                 Ba3             750        626,250
           Sheffield Steel Corp.
            Series B,
            First Mortgage Bonds
            11.50%, 12/1/05               Caa2             750        525,000
           WCI Steel, Inc.
            Series B,
            Sr. Secured Notes
            10.00%, 12/1/04                 B2             925        876,438
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                 B2             500        490,000
           Wheeling-Pittsburg Corp.
            Sr. Notes
            9.25%, 11/15/07                 B2             750        577,500
                                                                 ------------
                 GROUP TOTAL                                        6,200,594
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (1.8%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                B2             250        221,250
           AMTROL, Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06               B3             400        358,000
           BPC Holding Corp.
            Series B,
            Sr. Secured Notes
            12.50%, 6/15/06               Caa3           1,023        869,153
           Container Corp. of
            America
            Gtd. Sr. Notes
            9.75%, 4/1/03                   B1             500        497,500
      (3)  Crown Packaging
            Enterprises, Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 8/1/06                  Ca1           2,450            245

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Four M Corp.
            Series B, Sr. Notes
            12.00%, 6/1/06                Caa2      $      500   $    468,750
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                  B3             700        546,000
           Radnor Holdings, Inc.
            Series B,
            Gtd. Sr. Notes
            10.00%, 12/1/03                 B2             500        447,500
           Stone Container
            Finance Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                 B2             530        548,550
                                                                 ------------
                 GROUP TOTAL                                        3,956,948
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.4%)
           Ainsworth Lumber Co.,
            Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                 B3           1,900      1,885,750
           Color Spot Nurseries
            Sr. Sub. Notes
            10.50%, 12/15/07              Caa1           1,000        710,000
      (2)  Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                  B3             800        231,000
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05               Baa3             315        329,175
      (1)  Repap Enterprises
            Convertible Debentures
            6.00%, 6/30/05                 N/R             250        147,500
           Repap New
            Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                B3             800        704,000
           Riverwood
            International Corp.
            Gtd. Sr. Notes
            10.875%, 4/1/08               Caa1             600        522,000
           SD Warren Co.
            Debentures
            14.00%, 12/15/06               N/R             995      1,099,060
                                                                 ------------
                 GROUP TOTAL                                        5,628,485
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.5%)
           American Lawyer Media
            Holdings, Inc.
            Gtd. Sr. Notes
            9.75%, 12/15/07                 B1             450        410,625
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03                N/R             750        562,500
      (3)  Earthwatch, Inc.
            Units
            0.00%, 7/15/07                 N/R             900        585,000
           Hollinger International
            Publishing
            Gtd. Sr. Notes
            9.25%, 3/15/07                 Ba3           1,000        985,000
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                 B1      $      250   $    251,250
      (3)  Liberty Group
            Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                 Caa1             600        294,000
           Mentus Media Corp.
            Units
            12.00%, 2/1/03                 N/R           1,693        846,500
           Printpack, Inc.
            Series B, Sr. Sub. Notes
            10.625%, 8/15/06              Caa1             300        288,000
           TV Guide, Inc.
            Sr. Sub. Notes
            8.125%, 3/1/09                 Ba3             500        498,750
           Tri-State Outdoor Media
            Sr. Notes
            11.00%, 5/15/08                N/R           1,023        941,160
                                                                 ------------
                 GROUP TOTAL                                        5,662,785
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.0%)
           EOP Operating, L.P.
            Sr. Notes
            6.375%, 2/15/03               Baa1              65         62,400
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (7.1%)
           American Restaurant
            Group, Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                 B3             750        577,500
           AmeriKing, Inc.
            Sr. Notes
            10.75%, 12/1/06                 B3             250        210,313
           Ameristar Casinos
            Series B, Gtd.
            10.50%, 8/1/04                  B3             750        753,750
           Autotote Corp.
            Series B,
            10.875%, 8/1/04                 B2             750        780,000
           Aztar Corp.
            Sr. Sub. Notes
            8.875%, 5/15/07                 B1             500        471,250
           Bluegreen Corp.
            Gtd. Sr. Secured Notes
            10.50%, 4/1/08                  B3           1,000        620,000
           Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                  B1             150        144,000
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                  B1             375        332,813
           Casino Magic of Louisiana
            Corp.
            Series B, Gtd. First
            Mortgage Notes
            13.00%, 8/15/03                 B3           1,300      1,394,250
      (2)  Fitzgeralds Gaming Corp.
            Series B, Gtd. Sr. Notes
            12.25%, 12/15/04              Caa3             500        275,000

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                 B1      $      800   $    642,000
           HMH Properties
            Series B, Gtd. Sr. Notes
            7.875%, 8/1/08                 Ba2             500        448,750
           Hard Rock Hotel, Inc.
            Sr. Sub. Notes
            9.25%, 4/1/05                   B3           1,400      1,284,500
           Hollywood Park, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.50%, 8/1/07                   B2             675        671,625
           Horseshoe Gaming
            Holdings:
            Series B, Sr. Sub. Notes
            9.375%, 6/15/07                 B2             750        735,000
            8.625%, 5/15/09                 B2             750        706,875
           Intrawest Corp.
            Sr. Notes
            9.75%, 8/15/08                  B1             250        247,500
           Isle of Capri
            Casinos, Inc.
            Sr. Sub. Notes
            8.75%, 4/15/09                  B3             450        416,250
           Lodgian Financing Corp.
            Sr. Sub. Notes
            12.25%, 7/15/09                 B3             500        400,625
      (1)  Majestic Star
            Casino/ LLC
            Secured Notes
            10.875%, 7/1/06                 B2             500        495,000
           Mandalay Resort Group
            Sr. Sub. Notes
            9.25%, 12/1/05                 Ba3             150        144,750
           Mohegan Tribal Gaming
            Authority
            Sr. Notes
            8.125%, 1/1/06                 Ba1             900        855,000
      (1)  Park Place
            Entertainment Corp.
            Sr. Sub Notes
            9.375%, 2/15/07                Ba2             500        500,000
           Prime Hospitality Corp.
            Secured First
            Mortgage Notes
            9.25%, 1/15/06                 Ba2             850        837,250
           Romacorp, Inc.
            Sr. Notes
            12.00%, 7/1/06                  B3             750        487,500
           Sante Fe Hotel, Inc.
            Gtd. First Mortgage
            Notes
            11.00%, 12/15/00              Caa2             704        693,440
           Station Casinos
            Sr. Sub. Notes
            9.75%, 4/15/07                  B2           1,400      1,396,500
                                                                 ------------
                 GROUP TOTAL                                       16,521,441
                                                                 ------------
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (4.0%)
      (3)  Advance Holdings Corp.
            Series B,
            Sr. Discount Debentures
            0.00%, 4/15/09                Caa2      $    1,500   $    630,000
           Advance Stores Co.
            Gtd. Sr. Sub. Notes
            10.25%, 4/15/08               Caa1           2,000      1,650,000
           Dairy Mart Convenience
            Stores, Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                 B3             275        200,750
           Finlay Enterprises, Inc.
            Sr. Debentures
            9.00%, 5/1/08                   B2             400        352,000
           Finlay Fine Jewelry Corp.
            Gtd. Sr. Notes
            8.375%, 5/1/08                 Ba3           1,050        945,000
           Flooring America, Inc.
            Series B, Gtd.
            9.25%, 10/15/07               Caa1             518        295,089
      (2)  Jitney-Jungle Stores of
            America, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                B3             300          5,250
           Jo-Ann Stores, Inc.
            Sr. Sub. Notes,
            10.375%, 5/1/07                 B2             250        223,750
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                 Ba2           1,175      1,049,534
           Mrs. Fields Holding, Co.
            Sr. Discount Notes
            14.00%, 12/01/05              Caa2           1,750        752,500
           Mrs. Fields Original
            Cookies, Inc.
            Gtd. Sr. Notes
      (1)   10.125%, 12/1/04                B2           1,650      1,369,500
           Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07                B3             550        523,875
           Pathmark Stores, Inc.
            Sr. Sub. Notes
            9.625%, 5/1/03                Caa1           1,100        781,000
           Safelite Glass Corp.
            Series B, Sr. Sub. Notes
            9.875%, 12/15/06                Ca           1,500         13,125
           Saks, Inc.:
            Gtd.
            7.00%, 7/15/04                Baa3              90         80,775
            8.25%, 11/15/08               Baa3              80         70,900
           Wal-Mart Stores, Inc.:
            Sr. Notes
            6.55%, 8/10/04                 Aa2             250        246,563
            6.875%, 8/10/09                Aa2             165        161,184
                                                                 ------------
                 GROUP TOTAL                                        9,350,795
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (19.8%)
           Alamosa PCS
            Holdings, Inc.
            Gtd.
            0.00%, 2/15/10                Caa1             400   208,000

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (3)  COLT Telecom Group plc
            Yankee Units
            0.00%, 12/15/06                 B1      $      400   $    507,500
      (3)  Call-Net
            Enterprises, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                  B2             500        180,000
      (3)  Clearnet
            Communications, Inc.
            Yankee Sr. Discount
            Notes
            0.00%, 12/15/05                 B3           1,050      1,074,938
      (1)  Colo.Com
            Units
            13.875%, 3/15/10               N/R             400        430,000
           Concentric Network Corp.
            Units
            12.75%, 12/15/07               N/R             750        791,250
      (3)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                  N/R           1,850        779,313
           Dobson/Sygnet
            Communications, Co.
            Sr. Notes
            12.25%, 12/15/08               N/R           1,300      1,384,500
           Dolphin Telecom plc:
      (3)   Sr. Discount Notes
            0.00%, 6/1/08                 Caa1             750        236,250
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 5/15/09               Caa1             700        231,000
      (3)  e. spire
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                 N/R           2,700      1,255,500
           Exodus
            Communications, Inc.
            Sr. Notes
            11.25%, 7/1/08                 N/R             550        544,500
      (3)  Focal
            Communications Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                 N/R           1,400        945,000
      (3)  GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05                N/R           1,800        612,000
           Global Crossing
            Holdings, Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08                N/R           1,100      1,072,500
           Globalstar,
            L.P./Globalstar
            Capital Corp.:
            Sr. Notes
            10.75%, 11/1/04                 B3           1,000        280,000
            11.25%, 6/15/04               Caa1             200         60,000
            11.50%, 6/1/05                  B3             500        145,000
      (3)  Golden Sky DBS, Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 3/1/07                 Caa1             250        168,750
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (3)  Hyperion
            Telecommunications, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 4/15/03                  B3      $      450   $    414,000
      (3)  ICG Holdings, Inc.:
            Gtd. Sr. Discount Notes
            0.00%, 9/15/05                  B3             650        628,875
            0.00%, 5/1/06                   B3             600        496,500
            0.00%, 3/15/07                  B3           1,750      1,207,500
      (3)  ICG Services, Inc.:
            Gtd. Sr. Discount Notes
            0.00%, 2/15/08                 N/R             500        265,000
            0.00%, 5/1/08                  N/R           1,350        702,000
           ITC DeltaCom, Inc.
            Sr. Notes
            11.00%, 6/1/07                  B2             259        259,000
           Insight Midwest/Insight
            Capital
            Sr. Notes
            9.75%, 10/1/09                  B1             650        637,000
      (1)  Interact Operating Co.
            Notes
            14.00%, 8/1/03                 N/R             508        172,805
           Intermedia
            Communications, Inc.
            Sr. Notes
            8.875%, 11/1/07                 B2             200        187,000
           KMC Telecom Holdings,
            Inc.
            Sr. Notes
            13.50%, 5/15/09               Caa2             500        440,000
      (3)  Knology Holdings, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                N/R           1,000        540,000
           Level 3
            Communications, Inc.:
            Sr. Notes
            9.125%, 5/1/08                  B3           1,050        942,375
      (3)   Sr. Discount Notes
            0.00%, 12/1/08                  B3           1,000        607,500
           MCI WorldCom, Inc.:
            Notes
            8.00%, 5/15/06                  A3             120        121,350
            Sr. Unsecured Notes
            6.50%, 4/15/10                Baa2               5          4,544
           McLeod USA, Inc.:
            Sr. Discount Notes
      (3)   0.00%, 3/1/07                   B2             800        660,000
            Sr. Notes
            9.25%, 7/15/07                  B2             400        385,000
            9.50%, 11/1/08                  B2           1,000        977,500
           Metromedia
            International Group
            Series B,
            Sr. Discount Notes
            10.50%, 9/30/07                N/R           2,635      1,238,259
           MetroNet Communications
            Corp.:
            Sr. Discount Notes
            10.75%, 11/1/07                  B           1,100        966,625
      (3)   0.00%, 6/15/08                  B3           1,000        812,500

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Microcell
            Telecommunications, Inc.
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 6/1/06                  B3      $      470   $    432,400
      (3)  Millicom
            International Cellular
            Yankee Sr. Sub.
            Discount Notes
            0.00%, 6/1/06                 Caa1             850        722,500
           NEXTLINK
            Communications, Inc.:
            Sr. Discount Notes
      (3)   0.00%, 4/15/08                  B3           1,700      1,062,500
            Sr. Notes
            12.50%, 4/15/06                 B3             350        369,250
            10.75%, 11/15/08                B3             500        492,500
      (3)  Nextel
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                  B2           1,700      1,253,750
           Orange plc
            Sr. Notes
            9.00%, 6/1/09                   B3             100        102,000
           Orbital Imaging Corp.
            Series B, Sr. Notes
            11.625%, 3/1/05                N/R             500        228,750
           Orion Network
            Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                 B2             500        302,500
           PSINET, Inc.
            Sr. Notes
            11.50%, 11/1/08                 B3           1,050        987,000
      (3)  Pagemart
            Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                   B3           1,750      1,675,625
      (1)  Pegasus
            Communications Corp.
            Sr. Sub Notes
            12.50%, 8/1/07                 N/R             750        787,500
      (3)  Qwest Communications
            International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                 B2           1,100        924,000
           RCN Corp.:
            Series B,
      (3)   Sr. Discount Notes
            0.00%, 2/15/08                  B3             900        513,000
            Sr. Notes
            10.125%, 1/15/10                B3             500        416,250
           RSL Communications plc:
            Yankee Gtd. Sr. Notes
            9.125%, 3/1/08                  B3             200        128,000
            10.50%, 11/15/08                B3             250        172,500
            9.875%, 11/15/09                B2           1,100        713,625
           Rhythms
            Netconnections, Inc.:
            Sr. Notes
            12.75%, 4/15/09                 B3             250        176,250
            Units
            13.00%, 5/15/08                N/R           1,500        600,000
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Rogers Cablesystems, Ltd.
            Series B,
            Yankee Sr. Secured 2nd
            Priority Notes
            10.00%, 3/15/05                Ba3      $      250   $    255,625
           Rogers Cantel, Inc.
            Yankee Sr. Secured
            Debentures
            9.375%, 6/1/08                 Ba3             350        360,500
           Sprint Capital Corp.
            Medium Term Notes
            6.50%, 11/15/01               Baa1             300        296,625
           Sprint Spectrum L.P./
            Sprint
            Spectrum Finance Corp.
            Sr. Notes
            11.00%, 8/15/06                 B2           1,500      1,641,195
           Star Choice
            Communications, Inc.
            Yankee Sr. Notes
            13.00%, 12/15/05               N/R             500        513,125
           Startec Global
            Communications Corp.
            Units
            12.00%, 5/15/08                N/R             750        600,000
           Telesystem
            International Wireless
            Series B,
            Sr. Discount Notes
            13.25%, 6/30/07               Caa1             500        347,500
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07               Caa1             750        592,500
  (1) (3)  Tritel PCS, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                  B3             500        331,250
      (3)  Triton PCS, Inc.
            Gtd.
            0.00%, 5/1/08                   B3             800        580,000
  (1) (3)  US Unwired, Inc.
            Sr. Discount Notes
            0.00%, 11/1/09                Caa1             700        379,750
           Viatel, Inc.:
            Sr. Notes
            11.25%, 4/15/08               Caa1             850        629,000
      (1)   11.50%, 3/15/09                 B3           1,098        834,180
           Voicestream Wireless
            Sr. Notes
            10.375%, 11/1/09                B2             500        517,500
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                  B3             350        357,000
           Williams Communications
            Group, Inc.:
            Sr. Notes
            10.70%, 10/1/07                 B2             400        397,000
            10.875%, 10/1/09                B2             500        488,750
      (3)  Winstar
            Commuications, Inc.
            Sr. Notes
            12.75%, 4/15/10                 B3             250        233,125

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (1)  Worldwide Fiber, Inc.
            Sr. Notes
            12.00%, 8/1/09                  B3      $      800   $    756,000
                                                                 ------------
                 GROUP TOTAL                                       45,741,859
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.1%)
           Phillips-Van Heusen Corp.
            Sr. Sub. Notes
            9.50%, 5/1/08                   B1             800        728,000
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                B2             500        177,500
           Simmons Co.
            Series B, Sr. Sub. Notes
            10.25%, 3/15/09                 B3             650        576,875
           Tropical Sportswear
            International
            Series A, Gtd. Sr. Notes
            11.00%, 6/15/08                 B3             600        576,000
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                B3             500        477,500
                                                                 ------------
                 GROUP TOTAL                                        2,535,875
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.4%)
           AirTran Airlines, Inc.
            Yankee Sr. Notes
            10.50%, 4/15/01                N/R           1,000        950,000
      (2)  Canadian Airlines Corp.
            Yankee Sr. Notes
            12.25%, 8/1/06                Caa2           1,950        273,000
      (2)  Golden Ocean Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                 B3           1,148        172,200
           Hermes Europe Railtel
            B.V.
            Sr. Notes
            11.50%, 8/15/07                 B3           1,000        855,000
      (2)  Pegasus Shipping
            (Hellas),
            Ltd.
            Series A, First
            Preferred
            Ship Mortgage Notes
            11.875%, 11/15/04               B3             300        102,000
           Sea Containers, Ltd.
            Yankee Sr. Notes
            10.75%, 10/15/06               Ba3             500        375,000
           Trans World
            Airlines, Inc.
            Sr. Notes
            11.375%, 3/1/06               Caa1           1,500        585,000
                                                                 ------------
                 GROUP TOTAL                                        3,312,200
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $235,722,694)                                             191,017,754
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

GOVERNMENT & AGENCY SECURITIES (1.7%)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.9%)
           Various Pools:
            7.125%, 2/15/05                Aaa      $      100   $    100,346
            7.25%, 1/15/10                 Aaa           1,470      1,482,001
            7.125%, 1/15/30                Aaa              60         60,440
            STRIPS, Series H,
            Class 2
            11.50%, 5/1/09                 Aaa             468        511,275
                                                                 ------------
                 GROUP TOTAL                                        2,154,062
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
           Various Pools:
            10.50%, 9/15/15                Aaa              33         35,441
            10.50%, 12/15/15               Aaa               3          3,303
            10.50%, 3/15/16                Aaa              25         27,163
            10.50%, 8/15/16                Aaa              33         35,935
                                                                 ------------
                 GROUP TOTAL                                          101,842
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
UNITED STATES TREASURY NOTES (0.7%)
            6.625%, 5/31/02                Aaa             115        115,431
            5.50%, 1/31/03                 Aaa             280        274,050
            7.25%, 5/15/04                 Aaa             230        237,224
            5.875%, 11/15/04               Aaa             920        906,633
            6.50%, 2/15/10                 Aaa              35         36,198
                                                                 ------------
                 GROUP TOTAL                                        1,569,536
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $3,774,372)                                                 3,825,440
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
           Commercial Mortgage
            Asset Trust
            Series 1999, Class A3
            6.64%, 9/17/10                 Aaa             310        292,950
           GMAC Commercial
            Mortgage
            Securities, Inc.:
            6.853%, 9/15/06                Aaa              80         78,515
            6.945%, 9/15/33                Aaa             550        525,279
           Nomura Asset
            Securities Corp.
            Series 1998-D6,
            Class A1B6
            6.59%, 3/17/28                 Aaa             310        293,531
--------------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,266,970)                                                 1,190,275
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.3%)
           Chase Credit
            Card Master Trust
            Series 1999-3, Class A
            6.66%, 1/15/07                 Aaa             420        412,322
      (1)  Constellation Finance,
            LLC
            Series 1997-1, Class 1
            9.80%, 12/14/02                N/R             250        232,500

    The accompanying notes are an integral part of the financial statements.

                                                       Face
                                        Moody's       Amount        Value
                                        Ratings       (000)       (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Contimortgage Home
            Equity Loan Trust
            7.22%, 1/15/28                 Aaa      $      125   $    122,656
           Green Tree Recreational,
            Equipment & Consumer
            Trust, Consumer Products
            & Equipment Retail
            Installment Sale
            Contracts
            Series 1997-C,
            Class A-1,
            6.49%, 2/15/18                 N/R             354        348,599
           MBNA Master
            Credit Card Trust:
            Series 1999-G, Class A
            6.35%, 12/15/06                Aaa             130        125,328
           Credit Card Trust
            Series 1997-I, Class A
            6.55%, 1/15/07                 Aaa             160        157,299
            Series 1999-J, Class A         Aaa             310        302,734
           Peco Energy Transition
            Trust:
            Series 1999-A, Class A7
            6.13%, 3/1/09                  Aaa             335        305,688
            A4 7.65% 3/1/10                Aaa             290        293,072
           Prudential Securities
            Secured Financing Corp.
            Series 1999-C2,
            Class A2
            7.193%, 4/15/09                Aaa             385        375,616
           Residential Asset
            Securities Corp.
            Series 1999-KS3,
            Class AI2
            7.075%, 9/25/20                Aaa             125        123,477
           UCFC Home Equity Loan:
            Series 1996-B1,
            Class A7
            8.20%, 9/15/27                 Aaa             110        108,333
            Series 1998-A,
            Class A7,
            6.87%, 7/15/29                 Aaa              50         45,531
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $3,037,414)                                                 2,953,155
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                                    Shares/
                                                     Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (4.6%)
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
  (1) (4)  OpTel, Inc.                                 1,000            10
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
      (4)  Coinstar, Inc.                             11,887       119,613
      (4)  Crown Packaging Enterprises, Ltd.         253,746         2,537
                                                               -----------
                GROUP TOTAL                                        122,150
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
                                                    Shares/       Value
                                                     Units     (Note A-1)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

ENERGY (0.0%)
      (4)  Abraxas Petroleum Corp                     63,003   $    94,504
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.1%)
  (4) (6)  Premier Holdings, Ltd.                     66,653       174,964
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(4)(5)(6)  Westfed Holdings, Inc.
           Class B (acquired 9/20/88, cost $383)      12,670             0
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.8%)
  (4) (5)  Dr. Pepper Bottling Holdings, Inc.
           Class A (acquired 2/25/97, cost
            $1,181,250)                               75,000     1,875,000
  (1) (4)  Specialty Foods Corp.                      30,000           300
                                                               -----------
                GROUP TOTAL                                      1,875,300
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (4)  Sheffield Steel Corp.                       6,250         9,375
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FORESTS PRODUCTS (0.1%)
(1)(4)(6)  Mail-Well, Inc.                            21,306       183,764
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (4)  Elsinore Corp.                             86,538       102,764
      (4)  Isle of Capri Casinos, Inc.                14,947       202,719
  (1) (4)  Motels of America, Inc.                       500         8,000
                                                               -----------
                GROUP TOTAL                                        313,483
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (3.4%)
      (4)  Advanced Radio Telecom Corp.               18,211       266,336
  (1) (4)  CompleTel Holdings, LLC
            Class B Shares                             6,500       318,500
      (4)  e. spire Communications, Inc.              28,337       191,275
      (4)  Globix Corp.                               14,080       412,720
      (4)  ICG Communications, Inc.                    2,145        47,324
      (4)  Intermedia Communications, Inc.             7,152       212,772
      (4)  Loral Space & Communications, Co.             302         2,095
      (4)  Microcell Telecommunications,
            Class B                                    3,436       124,126
      (4)  Nextel Communications, Inc.
            Class A                                      620        37,936
      (4)  Nextlink Communications, Inc.
            Class A                                   12,237       464,241
      (4)  Price Communications Corp.                 88,727     2,090,630
  (1) (4)  Spanish Broadcasting System, Inc.
            Class B                                  107,100     2,329,425
      (4)  UnitedGlobalCom, Inc.
            Class A                                   26,756     1,250,840
      (4)  Viatel, Inc.                                3,424        97,796
                                                               -----------
                GROUP TOTAL                                      7,846,016
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $3,374,760)                                             10,619,566
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                    Shares/       Value
                                                     Units     (Note A-1)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
PREFERRED STOCKS (3.6%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (4)  GPA Group plc
            7% Second Preferred Cum. Conv.         2,125,000   $ 1,020,000
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.3%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                      150        82,500
      (4)  Pegasus Communications Corp.:
            12.75% Cum. Exchangeable,
            Series A                                     104       104,052
            Units                                        250       289,825
      (4)  Source Media, Inc.
            13.50% Units                              76,651       344,930
                                                               -----------
                GROUP TOTAL                                        821,307
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.7%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B            5,000       502,500
      (4)  DIVA Systems Corp.
            Series D                                  56,913     1,024,430
           NTL, Inc.
            13% Exchangeable, Series B                     1           550
                                                               -----------
                GROUP TOTAL                                      1,527,480
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.1%)
      (1)  Deutsche Bank Capital Funding Tr I
            7.872% Non-cumulated                     120,000       111,262
           Lehman Brothers Holdings:
            5.67%                                      1,100        41,349
            5.94% Series C                               500        20,250
      (6)  Westfed Holdings, Inc.
            Class A (aquired 9/20/88-6/18/93,
            cost $3,611,992)                          42,759        42,759
                                                               -----------
                GROUP TOTAL                                        215,620
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.1%)
  (1) (4)  International Utility
            Structures, Inc.:
            13% Units                                    150       132,000
            14% Units                                     29         2,030
                                                               -----------
                GROUP TOTAL                                        134,030
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.3%)
      (4)  Interact Electronic Marketing
            14% Conv. Preferred                          950       190,000
           Primedia, Inc.
            10% Cum. Exchangeable, Series D            5,000       480,000
                                                               -----------
                GROUP TOTAL                                        670,000
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
           AmeriKing, Inc.
            13% Cum. Exchangeable                     22,715       181,720
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.6%)
           e. spire Communications, Inc.
            12.75%                                       338        65,488
                                                    Shares/       Value
                                                     Units     (Note A-1)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
           Intermedia Communications, Inc.:
            13.50% Exchangeable, Series B                372   $   357,120
            7% Jr. Convertible, Series E              44,000     1,127,500
           NEXTLINK Communications, Inc.
            14% Cum. Exchangeable                     14,856       765,084
           Nextel Communications, Inc.
            13% Exchangeable, Series D                 1,130     1,209,100
           Rural Cellular Corp.
            11.375% Sr. Exchangeable                     309       290,460
                                                               -----------
                GROUP TOTAL                                      3,814,752
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $12,376,782)                                             8,384,909
                                                               -----------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                    RIGHTS (0.1%)
           Abraxas Petroleum Corp.
            expiring 12/21/00                         92,408        46,204
      (4)  Terex Corp.
            expiring 5/15/02                           6,000        84,000
--------------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                        130,204
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (0.8%)
      (4)  Ampex Corp.
            expiring 3/15/03                          25,500           255
  (1) (4)  Australis Holdings Pty. Ltd.
            expiring 10/30/01                          2,250            23
      (4)  CHC Helicopter Corp.
            expiring 12/15/00                          6,000         6,000
  (4) (6)  CHI Energy, Inc.:
            Series B, expiring 11/6/03                 7,578        18,195
            Series C, expiring 11/8/05                 4,919        11,811
      (4)  Crown Packaging
            Enterprises, Ltd.
            expiring 11/1/03                           2,000            20
      (4)  Dairy Mart
            Convenience Stores, Inc.
            expiring 12/1/01                          11,665         4,083
      (4)  Decrane Aircraft Holdings
            expiring 9/30/08                             800           800
  (1) (4)  DIVA Systems Corp.:
            expiring 5/15/06                           1,925     1,347,500
            expiring 3/1/08                            9,225       166,050
  (1) (4)  DTI Holdings, Inc.
            expiring 3/1/08                            9,250            93
      (4)  HF Holdings, Inc.
            expiring 9/27/09                           9,752        97,520
      (4)  Interact Electronic Marketing
            expiring 12/31/09                            950            10
  (1) (4)  Interact Systems, Inc.
            expiring 8/1/03                              750             0
      (4)  Isle of Capri Casinos, Inc.
            expiring 5/3/01                            2,646            26
  (1) (4)  Key Energy Services
            expiring 1/15/09                           1,250        75,000
      (4)  McCaw International, Ltd.
            expiring 4/15/07                           1,000         2,500
  (1) (4)  Mentus Media Corp.
            expiring 2/1/08                            3,757            38

    The accompanying notes are an integral part of the financial statements.

                                                    Shares/       Value
                                                     Units     (Note A-1)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  (1) (4)  Mrs. Fields Holding,
            expiring 12/01/05                          1,750   $    17,500
      (4)  PLD Telekom, Inc.
            expiring 6/1/06                            1,610        56,350
      (4)  Source Media, Inc.
            expiring 11/1/07                          30,731        89,121
  (1) (4)  Star Choice
            Communications, Inc.
            expiring 12/5/05                          11,580        70,467
      (4)  Startec
            Global Communications Corp.
            expiring 5/15/08                             750           263
      (4)  USN Communications, Inc.
            expiring 8/15/04                           7,600             0
      (4)  Wright Medical Technology
            expiring 6/30/03                             617             0
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $3,048,591)                                              1,963,625
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $262,601,583)                                          220,084,928
                                                               -----------
--------------------------------------------------------------------------
--------------------------------------------------------------------------

                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)
--------------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (1.8%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.4%)
--------------------------------------------------------------------------------------------
-----------------
CANADA (0.1%)
      (3)  GT Group Telecom
            Units
            0.00%, 2/1/10              Caa1          USD  $300        166,500
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
FINLAND (0.1%)
      (7)  Okobank Perpetual
            Medium Term Notes
            5.739%, 3/29/49              A3          USD   140        137,200
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
FRANCE (0.1%)
      (7)  Credit Lyonnais Paris
            6.563%, 9/19/49            Baa2          USD   210        203,700
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.4%)
  (1) (3)  CompleTel Europe N.V.
            Yankee Gtd.
            0.00%, 2/15/09             Caa2          USD   650        325,000
      (1)  United Pan Europe N.V.
            Sr. Notes
            10.875%, 8/1/09              B2          USD   850        739,500
                                                                 ------------
                 GROUP TOTAL                                        1,064,500
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
                                                      Face
                                      Moody's        Amount         Value
                                      Ratings        (000)        (Note A-1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
POLAND (0.3%)
      (1)  PTC International
            Finance II SA
            Gtd.
            11.25%, 12/1/09              B2          USD  $500   $    507,500
           PTC International
            Finance BV
            Yankee Gtd.
            10.75%, 7/1/07               B2          USD   350        248,500
                                                                 ------------
                 GROUP TOTAL                                          756,000
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
SWEDEN (0.4%)
      (7)  ForeningsSparbanken AB
            Perpetual Jr. Sub.
            Medium Term Notes
            6.438%, 12/29/49           Baa2          USD   500        500,000
           Skandinaviska Enskilda
            Banken AB
            Perpetual Sub. Notes
            6.625%, 3/29/49            Baa1          USD   400        395,268
                                                                 ------------
                 GROUP TOTAL                                          895,268
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,420,209)                                                 3,223,168
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
             GOVERNMENT OBLIGATIONS (0.4%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
              Republic of Argentina
               Series B, Gtd.
               Zero Coupon, 4/15/01             Ba3            USD   125           115,938
                                                                              ------------
--------------------------------------------------------------------------------------------
-----------------
ITALY (0.3%)
              Buoni Poliennali Del Tes
               Bonds
               3.00%, 2/15/02                   Aa3           EUR    770           710,323
                                                                              ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
                         (Cost $829,006)                                             826,261
                                                                              ------------
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
TOTAL FOREIGN SECURITIES
                       (Cost $4,249,215)                                           4,049,429
                                                                              ------------
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (2.1%)
                       (Cost $4,973,000)                                           4,973,000
                                                                              ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (99.1%)
                     (Cost $271,823,798)                                         229,107,357
                                                                              ------------
--------------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES (0.9%)
                                                                                   2,099,670
                                                                              ------------
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                    Value
                                                                  (Note A-1)
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 34,708,362 issued and outstanding
            $.001 par value shares (authorized 100,000,000
            shares)                                              $231,207,027
                                                                 ============
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
N/R -- Not Rated
EUR -- Euro
STRIPS -- Separate Trading of Registered Interest and Principal Securities.
 (1)  144A Security. Certain conditions for public sale may exist.
 (2)  Defaulted security.
 (3)  Step Bond -- Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (4)  Non-income producing security.
 (5)  Restricted as to private and public resale. Total cost of restricted securities at June 30, 2000 aggregated $1,181,633. Total market value of restricted securities owned at June 30, 2000 was $1,875,000 or 0.81% of net assets.
 (6)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of
     Directors.
 (7)  Floating Rate -- The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at
     June 30, 2000.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                                                      June 30, 2000
                                                                                        (unaudited)
---------------------------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $271,823,798) (Note A-1)............................................       $229,107,357
    Receivables:
      Dividend and Interest Receivable
        (Note A-4)..............................................................          5,979,946
    Investments Sold............................................................            531,689
    Other Assets................................................................             19,055
---------------------------------------------------------------------------------------------------
        Total Assets............................................................        235,638,047
---------------------------------------------------------------------------------------------------
LIABILITIES:
      Distributions Payable.....................................................          2,082,502
      Investments Purchased.....................................................          1,881,894
      Investment Advisory Fees (Note B).........................................            293,244
      Professional Fees.........................................................             44,793
      Administrative Fees (Note C)..............................................             36,902
      Due to Custodian Bank.....................................................             29,361
      Shareholders' Reports.....................................................             25,460
      Directors' Fees...........................................................              2,622
      Other Liabilities.........................................................             34,242
---------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................          4,431,020
---------------------------------------------------------------------------------------------------
NET ASSETS......................................................................       $231,207,027
                                                                                  =================
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...........................................            $34,708
    Capital Paid in Excess of Par Value.........................................        292,824,686
    Accumulated Net Investment Loss.............................................         (2,182,627)
    Accumulated Net Realized Loss...............................................        (16,752,935)
    Unrealized Depreciation on Investments......................................        (42,716,805)
                                                                                  -----------------
NET ASSETS APPLICABLE TO 34,708,362 ISSUED AND OUTSTANDING SHARES (AUTHORIZED
  100,000,000 SHARES)...........................................................       $231,207,027
                                                                                  =================
NET ASSET VALUE PER SHARE.......................................................              $6.66
===================================================================================================

STATEMENT OF OPERATIONS
                                                                                   Six Months Ended
                                                                                      June 30, 2000
                                                                                        (unaudited)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Note A-4).........................................................       $ 12,178,974
    Dividends (Note A-4)........................................................            284,884
---------------------------------------------------------------------------------------------------
      Total Income..............................................................         12,463,858
---------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note B)...........................................            605,339
    Administrative Fees (Note C)................................................             96,321
    Shareholders' Reports.......................................................             81,005
    Shareholder Servicing Fees..................................................             41,752
    Professional Fees...........................................................             45,309
    Custodian Fees..............................................................             45,246
    Directors' Fees and Expenses................................................             19,751
    Other.......................................................................             34,980
---------------------------------------------------------------------------------------------------
      Total Expenses............................................................            969,703
---------------------------------------------------------------------------------------------------
        Net Investment Income...................................................         11,494,155
---------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS................................................         (3,395,077)
---------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS.................        (15,776,218)
---------------------------------------------------------------------------------------------------
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)..........        (19,171,295)
---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................        $(7,677,140)
===================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                        Six Months Ended
                                                                           June 30, 2000         Year Ended
                                                                             (unaudited)  December 31, 1999
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.............................................      $ 11,494,155       $ 25,914,757
    Net Realized Loss on Investments..................................        (3,395,077)        (5,299,393)
    Change in Unrealized Appreciation (Depreciation) on Investments...       (15,776,218)       (10,358,673)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (7,677,140)        10,256,691
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.............................................       (15,972,788)       (24,985,674)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Common Stock Issued through Reinvestment of
       Distributions (10,356 shares)..................................                --             78,652
-----------------------------------------------------------------------------------------------------------
          Total Decrease in Net Assets................................       (23,649,928)       (14,650,331)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period...............................................       254,856,955        269,507,286
-----------------------------------------------------------------------------------------------------------
    End of Period (Including undistributed (accumulated) net
     investment income (loss) of
       ($2,182,627) and $2,296,006, respectively).....................      $231,207,027       $254,856,955
===========================================================================================================

FINANCIAL HIGHLIGHTS
                                                 Six Months
                                                   Ended                           Year Ended December 31,
                                               June 30, 2000    -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                (unaudited)         1999        1998          1997        1996    1995Section
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $       7.34     $  7.77     $  8.44       $  8.12     $  8.63      $  8.05
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income....................           0.33        0.75        0.71          0.69        0.75         0.86
    Net Realized and Unrealized Gain (Loss)
     on Investments..........................          (0.55)      (0.46)      (0.66)         0.39        0.18         0.48
-----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities.......          (0.22)       0.29        0.05          1.08        0.93         1.34
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income....................          (0.46)      (0.72)      (0.72)        (0.76)      (0.90)       (0.76)
-----------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to Shares
 Issued through Rights Offering..............             --          --          --            --       (0.52)          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............   $       6.66     $  7.34     $  7.77       $  8.44     $  8.12      $  8.63
=============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD........   $       6.31     $  6.06     $  7.56       $  8.75     $  7.63      $  7.88
=============================================================================================================================
TOTAL INVESMENT RETURN:
    Net Asset Value (1)......................          (2.35)%      4.50%       0.47%        14.03%      10.59%*      17.41%
    Market Value.............................          12.10%     (11.32)%     (5.68)%       25.90%      10.05%*      24.34%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
=============================================================================================================================
Net Assets, End of Period (Thousands)........       $231,207    $254,857    $269,507      $291,959    $280,634     $210,441
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets
 Including Expense Offsets...................           0.80%       0.78%       0.81%         0.84%       0.94%        0.92%
Ratio of Expenses to Average Net Assets......           0.80%       0.78%       0.81%         0.84%       0.95%          --
Ratio of Net Investment Income to Average Net
 Assets......................................           9.49%       9.90%       8.59%         8.47%       9.23%       10.22%
Portfolio Turnover Rate......................           18.8%       43.5%       84.7%         97.7%       81.0%        44.1%
-----------------------------------------------------------------------------------------------------------------------------

Section Credit Suisse Asset Management, LLC formerly known as BEA Associates replaced CS First Boston Investment management as the Fund's investment adviser effective June 13, 1995.
      * Adjusted for Rights Offering.
    (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

        Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

---------

Credit Suisse Asset Management Income Fund, Inc., formerly known as BEA Income Fund, Inc. (the "Fund"), was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek current income through investments primarily in debt securities.

A. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

1. SECURITY VALUATION: Market values for fixed income securities are valued at the latest quoted bid price in the over-the-counter market. However, fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Other securities listed on an exchange are valued at the latest quoted sales prices on the day of valuation or if there was no sale on such day, the last bid price quoted on such day. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities for which market quotations are not readily available (including restricted investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors. Such securities have a value of $259,519 (or 0.11% of net assets) at June 30, 2000. In determining fair value, consideration is given to cost, operating and other financial data.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis. Discounts on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

5. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

6. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gains distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are principally due to timing of the recognition of defaulted bond interest.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and paid in capital.

B. Credit Suisse Asset Management, LLC, formerly known as BEA Associates (the "Adviser") provides investment advisory services to the Fund under the terms of an Advisory Agreement. Under the Advisory Agreement, the Adviser is paid a fee, computed weekly and payable quarterly at an annual rate of .50% of average weekly net assets.

C. Brown Brothers Harriman & Co. ("BBH&Co."), provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

BankBoston N.A. (BankBoston) provides transfer agent services to the Fund. Under the Transfer Agent Agreement, BankBoston is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund is charged certain out-of-pocket expenses by BankBoston.

D. Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $16,242,331 and $25,127,711, respectively, for the six months ended June 30, 2000. Purchases and sales of U.S. government and government agency securities aggregated $27,610,412 and $27,625,724, respectively, for the six months ended June 30, 2000.

At June 30, 2000, the cost of investments for Federal income tax purposes was $266,851,162. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $42,716,805 of which $14,391,166 related to appreciated securities and $57,107,971 related to depreciated securities.

At June 30, 2000 the Fund had a capital loss carryforward of $12,297,212 available to offset future capital gains of which $3,830,007, $2,261,380 and $6,205,825 will expire on December 31, 2000, 2003 and 2007 respectively.

E. At June 30, 2000, 79.6% of the Fund's net assets comprised high yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

At June 30, 2000, 1.8% of the Fund's net assets comprised foreign currency denominated fixed income securities. Changes in currency exchange rates will affect the value and net investment income from such securities.

F. The Fund's Board of Directors has approved a share repurchase program authorizing the Fund from time to time to make open-market purchases on the New York Stock Exchange of up to 10 percent of the Fund's shares outstanding as of December 11, 1990. There were no repurchases of shares during the six months ended June 30, 2000.

G. The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

H. The Fund, together with other Funds advised by CSAM, LLC have established a $350 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal Funds rate plus .50%. At June 30, 2000, there were no loans outstanding for the Fund. During the six months ended June 30, 2000 there were no borrowings on this line of credit.

             SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                                                  AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
                                                                                THREE MONTHS ENDED
                                                         ----------------------------------------------------------------
                                                         MARCH 31, 2000    JUNE 30, 2000
                                                         ---------------  ---------------
Investment Income......................................  $6,316   $0.18   $6,148   $0.18
Net Investment Income..................................   5,818    0.17    5,676    0.16
Net Realized Gain (Loss) and Change in Unrealized
 Appreciation (Depreciation) on Investments and Foreign
 Currency..............................................  (8,644)  (0.25)  (10,527) (0.30)
Net Decrease in Net Assets Resulting from Operations...  (2,826)  (0.08)  (4,851)  (0.14)

                                                     MARCH 31, 1999    JUNE 30, 1999    SEPTEMBER 30, 1999    DECEMBER 31, 1999
                                                     ---------------  ---------------  --------------------  --------------------
Investment Income..................................  $6,573   $0.19   $6,817   $0.20    $ 6,931     $0.20     $ 7,634     $0.22
Net Investment Income..............................   6,085    0.18    6,359    0.18      6,420      0.18       7,051      0.21
Net Realized Gain (Loss) and Change in Unrealized
 Appreciation (Depreciation) on Investments and
 Foreign Currency..................................  (2,250)  (0.07)  (5,495)  (0.16)    (9,201)    (0.26)      1,288      0.03
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................   3,835    0.11      864    0.02     (2,781)    (0.08)      8,339      0.24

                         SUPPLEMENTAL PROXY INFORMATION

The Annual Meeting of the Stockholders of the Credit Suisse Asset Management Income Fund, Inc. was held on Monday, May 8, 2000 at the offices of Credit Suisse Asset Management, LLC 466 Lexington Avenue, New York City. The following is a summary of each proposal presented and the total number of shares voted:

                                                                       VOTES
PROPOSAL                                                 VOTES FOR    WITHHELD
--------                                                 ----------  ----------
1.        To elect the following four Directors:
          Enrique R. Arzac                               31,775,455   521,707
          Lawrence J. Fox                                31,800,047   497,115
          James S. Pasman, Jr.                           31,757,869   539,293
          William W. Priest, Jr.                         31,785,574   511,588

                                                                       VOTES       VOTES
PROPOSAL                                                 VOTES FOR    AGAINST    ABSTAINED
--------                                                 ----------  ----------  ----------
2.        At the Meeting, the ratification of the
            selection of PricewaterhouseCoopers LLP as
            the Fund's independent public accountants
            for the fiscal year ending December 31,
            2000 was approved by the following vote:     31,856,363   191,561     249,238

DESCRIPTION OF INVESTLINK-SM-* PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). BankBoston, N.A., will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

    BankBoston, N.A., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

------------------------------------------------------
*InvestLink is a service mark of Boston EquiServe Limited Partnership

        4946-SAR-00